Average Annual Total Returns - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - Fidelity Small Cap Stock Fund
Jun. 29, 2023
Fidelity Small Cap Stock Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(22.54%)
Past 5 years	3.94%
Past 10 years	8.31%
Fidelity Small Cap Stock Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(23.86%)
Past 5 years	1.31%
Past 10 years	5.63%
Fidelity Small Cap Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.35%)
Past 5 years	2.84%
Past 10 years	6.29%
RS002
Average Annual Return:
Past 1 year	(20.44%)
Past 5 years	4.13%
Past 10 years	9.01%